share-based compensation - TELUS Corporation share options (Details)	12 Months Ended
	Dec. 31, 2024 EquityInstruments $ / shares	Dec. 31, 2023 EquityInstruments $ / shares
TELUS Corporation share options
share-based compensation
Number of share options outstanding, beginning of period | EquityInstruments	1,778,901	2,755,300
Number of share options exercised | EquityInstruments	(101,700)	(774,899)
Number of share options forfeited | EquityInstruments	(157,700)	(201,500)
Number of share options outstanding, end of period | EquityInstruments	1,519,501	1,778,901
Number of options exercisable | EquityInstruments	1,519,501	1,518,901
Weighted average share price of options outstanding, beginning of period	$ 22.35	$ 22.05
Weighted average share price of options exercised	21.29	21.35
Weighted average share price of options forfeited	22.08	22.11
Weighted average share price of options outstanding, end of period	22.45	22.35
Weighted average share option price, exercisable	22.45	21.73
Weighted average, price	$ 23.24	$ 24.67
Weighted average remaining contractual life (years)	2 years 6 months
Share option awards
share-based compensation
Vesting period	3 years
Maximum | TELUS Corporation share options
share-based compensation
Exercise period	7 years